Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 21 — Subsequent Events

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before the financial statements are issued. The Company has evaluated all events or transactions that occurred after December 31, 2023, up through April 30, 2024, the date the Company issued the consolidated financial statements and concluded that no other material subsequent events except for the disclosed below:

On January 23, 2024, the Company entered into a second letter agreement (“January 2024 Letter Agreement”) with the investor, wherein the investor agreed to exercise its purchase option to purchase an additional $1,000,000 debenture pursuant to the August 2022 SPA. Pursuant to the January 2024 Letter Agreement, the Company issued a Series I ADS Purchase Warrant (the “Series I Warrants”) to purchase up to 8,850 ADSs with an exercise price equal to $1.13 per ADS and having a term of exercise expiring five years after the issuance. On the same date, the Company received net proceeds of $940,000 (the “Fourth Closing’) in consideration of the issuance of Convertible Debenture (the “January 2024 Debenture”) in the principal amount of $1,000,000. January 2024 Debenture shares the same terms with the August 2022, December 2022 and September 2023 Debentures.